Unaudited Interim Condensed Statements Of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities:
Net loss	$ (4,603,342)	$ (1,232,216)
Adjustments to reconcile net loss to net cash used in in operating activities:
Amortization of debt discount	41,611	36,664
Depreciation expense	5,022
Provision for doubtful accounts	77,714
Periodic pension costs	13,352
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,046,247)	85,605
Other receivables, net – related parties	(9,760)	(1,719)
Accounts payable	(3,479,270)	246,734
Interest payable	(313,342)	51,789
Other accrued liabilities	(419,073)	280,219
Net cash used in operating activities	(9,733,335)	(532,924)
Investing Activities:
Purchases of property and equipment	(32,755)
Net cash used in investing activities	(32,755)
Financing Activities:
Proceeds from the issuance of common shares in initial public offering, net	11,001,569
Proceeds from the issuance of warrants	6,742,638
Exercise of warrants	1,149,531
Proceeds from bridge loan	108,610
Payment on Swiss government loan	(277,537)
Payment on second credit facility	(150,000)
Payment on convertible loans	(420,020)
Payment on convertible loans – related party	(111,730)
Payment on bridge loan	(670,380)
Payment of shareholder loans	(583,443)
Proceeds from convertible loans		174,215
Proceeds from convertible loan – related party		105,530
Proceeds from Swiss government loan		262,137
Deferred offering costs		(102,319)
Net cash provided by financing activities	16,789,238	439,563
Effect of exchange rate on cash and cash equivalents	(24,744)	18,498
Change in cash and cash equivalents	6,998,404	(74,863)
Cash and cash equivalents at the beginning of period	93,711	220,267
Cash and cash equivalents at the end of period	7,092,115	145,404
Supplemental disclosure of non-cash and financing activities:
Deferred financing costs transferred to additional paid in capital	946,912
Issuance of common shares to consultant for payment of expenses	50,000
Debt discount on convertible loans		39,496
Debt discount on convertible loan – related party		$ 30,030